Significant Accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision for doubtful debt	$ 677,000	$ 629,000	$ 373,000
Loss on write-down of inventory	$ 17,326,000	(0)	(0)
Depreciation method	straight-line
Useful life	25 years
Salvage value per light weight ton	$ 300	300
Revenue For Scrubber Fitted Vessels [Member]
Operating Lease, Variable Lease Income	$ 99,104,000	$ 47,824,000	$ 26,758,000